INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories consist of the following:
	September 30,
	2013	2014
	RMB	RMB
Work in progress and supplies	436,251	498,384
Finished goods	86,861	71,571
Provision	(52,301)	(53,587)

	470,811	516,368

Schedule Of Provision For Inventories [Table Text Block]
Provision for inventories is as below:

	Years ended
	September 30,
	2013	2014
	RMB	RMB

Balance at beginning of year	27,547	52,301
Additions	38,561	21,984
Write-off	(13,807)	(20,698)

Balance at end of year	52,301	53,587